Share-based compensation (Restricted Share Units - Narrative) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2012	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 16, 2011
Share-based compensation [Line Items]
Shares approved for grants to qualified persons					43,000,000
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan	20,000,000
2011 Incentive Scheme [Member] | Restricted share units [Member]
Share-based compensation [Line Items]
Granted (in shares)		16,114,095	11,977,794	22,090,030
Post-acquisition share-based compensation		¥ 207,185	¥ 372,281	¥ 211,189
Total unrecognized compensation expense		¥ 375,846
Weighted average period over which unrecognized compensation expense is expected to be recognized		1 year 1 month 2 days
2011 Incentive Scheme [Member] | Restricted share units [Member] | Employees [Member]
Share-based compensation [Line Items]
Granted (in shares)		16,114,095	11,977,794	22,090,030
2011 Incentive Scheme [Member] | Restricted share units [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Granted (in shares)			0	150,000
Huya Member [Member] | Employees [Member]
Share-based compensation [Line Items]
Granted (in shares)		2,908,370	4,183,685	0
Huya Member [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Granted (in shares)		0	10,000